Stock-Based Compensation (Details) - USD ($)			9 Months Ended		12 Months Ended
	Jun. 26, 2020	Apr. 26, 2016	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2017
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, outstanding, number, ending balance			1,110,209		603,578	781,715	934,079
Options, outstanding, weighted average exercise price			$ 4.5		$ 1.35	$ 1.15	$ 0.73
Nonvested award, cost not yet recognized, amount			$ 2,190,563		$ 160,203	$ 176,726
Weighted average grant-date fair value of options vested			$ 4.96	$ 0.6	$ 0.77	$ 0.46
Share based compensation by share based award unrecognized compensation remaining period for recognition			2 years 8 months 15 days		2 years 8 months 26 days	3 years
Demio [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment arrangement, expense					$ 673,405	$ 673,405
High Attendance [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment arrangement, expense					26,364	42,643
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment arrangement, expense			$ 830,791	$ 630,737	$ 70,567	$ 87,003
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, outstanding, number, ending balance	973,000
Options, outstanding, weighted average exercise price	$ 0.76
Share-based payment arrangement, plan modification, incremental cost	$ 35,013
Share based payment arrangement, expense	25,127
Nonvested award, cost not yet recognized, amount	$ 9,886
Two Thousand and Sixteen Equity Incentive Plan [member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized		400,000						2,400,000
Expiration period		10 years
Number of remaining shares available for grant			1,289,791
Estimated dividend rate			0.00%		0.00%